Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

November 2, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Smart Trust, Value Architects Disciplined Core Portfolio Trust, Series 5 (File No. 333-184118) (CIK 1558802)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 1, 2012.

Very truly yours,

Smart Trust, Value Architects Disciplined Core
Portfolio Trust, Series 5

By: Hennion & Walsh, Inc.

By                 /s/ KEVIN D. MAHN

Kevin D. Mahn

Authorized Signator